Cover	Feb. 17, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 23, 2026, Sports Entertainment Gaming Global Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report entry into materially definitive agreements and the completion of the acquisition for controlling interest in Veloce Esports Limited, a private company in England and Wales (“Veloce”). The Company is hereby filing this Current Report on Form 8-K/A (the “Amendment”) to amend Item 9.01 of the Original Report to present the required financial statements and pro forma financial information. Except for the filing of such financial statements and pro forma financial information, this Amendment does not modify or update the Original Report.
Document Period End Date	Feb. 17, 2026
Entity File Number	001-38508
Entity Registrant Name	Sports Entertainment Gaming Global Corporation
Entity Central Index Key	0001673481
Entity Tax Identification Number	81-1996183
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5049 Edwards Ranch Road, 4th Floor
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	71609
City Area Code	(737)
Local Phone Number	587-3391
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SEGG
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at a purchase price of $2,300.00
Title of 12(b) Security	Warrants to purchase one share of common stock, each at a purchase price of $2,300.00
Trading Symbol	LTRYW
Security Exchange Name	NASDAQ